AB Variable Products Series Fund, Inc.

Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.1%
Information Technology – 9.8%
Communications Equipment – 0.3%
Arista Networks, Inc.(a)	235	$70,944
Cisco Systems, Inc./Delaware	18,790	971,631
F5 Networks, Inc.(a)	280	58,414
Juniper Networks, Inc.	1,460	36,982
Motorola Solutions, Inc.	725	136,336
Nokia Oyj(a)	65,083	259,918
Telefonaktiebolaget LM Ericsson - Class B	24,588	325,920

		1,860,145

Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. - Class A	2,620	172,841
Azbil Corp.	1,100	47,426
CDW Corp./DE	632	104,754
Corning, Inc.	3,365	146,411
FLIR Systems, Inc.	560	31,623
Halma PLC	3,559	116,439
Hamamatsu Photonics KK	1,600	94,791
Hexagon AB - Class B	3,240	299,079
Hirose Electric Co., Ltd.	280	43,164
Hitachi Ltd.	8,595	389,597
Ibiden Co., Ltd.	940	43,430
IPG Photonics Corp.(a)	173	36,493
Keyence Corp.	1,617	736,957
Keysight Technologies, Inc.(a)	828	118,735
Kyocera Corp.	2,852	181,472
Murata Manufacturing Co., Ltd.	5,099	410,446
Omron Corp.	1,637	128,230
Shimadzu Corp.	2,556	92,682
TDK Corp.	1,152	160,367
TE Connectivity Ltd.	1,460	188,501
Trimble, Inc.(a)	1,115	86,736
Venture Corp., Ltd.	3,169	47,321
Yaskawa Electric Corp.	2,723	136,047
Yokogawa Electric Corp.	2,628	48,546
Zebra Technologies Corp. - Class A(a)	262	127,117

		3,989,205

IT Services – 1.9%
Accenture PLC - Class A	2,825	780,406
Adyen NV(a) (b)	167	372,644
Afterpay Ltd.(a)	1,899	148,320
Akamai Technologies, Inc.(a)	705	71,839
Amadeus IT Group SA - Class A(a)	4,486	319,529
Atos SE(a)	940	73,287
Automatic Data Processing, Inc.	1,880	354,324
Bechtle AG	272	51,026
Broadridge Financial Solutions, Inc.	519	79,459
Capgemini SE	1,452	246,879
Cognizant Technology Solutions Corp. - Class A	2,340	182,801
DXC Technology Co.(a)	1,118	34,949
Edenred	2,787	145,520
Fidelity National Information Services, Inc.	2,749	386,537
Fiserv, Inc.(a)	2,438	290,220

Company	Shares	U.S. $ Value

FleetCor Technologies, Inc.(a)	361	$96,975
Fujitsu Ltd.	1,738	252,903
Gartner, Inc.(a)	390	71,194
Global Payments, Inc.	1,327	267,497
GMO Payment Gateway, Inc.	360	47,836
International Business Machines Corp.	3,938	524,778
Jack Henry & Associates, Inc.	347	52,647
Mastercard, Inc. - Class A	3,910	1,392,155
NEC Corp.	2,849	168,221
Nomura Research Institute Ltd.	3,684	114,454
NTT Data Corp.	7,265	112,672
Obic Co., Ltd.	803	147,344
Otsuka Corp.	1,200	56,267
Paychex, Inc.	1,395	136,738
PayPal Holdings, Inc.(a)	5,235	1,271,267
TIS, Inc.	1,980	47,403
VeriSign, Inc.(a)	425	84,473
Visa, Inc. - Class A(c)	7,550	1,598,561
Western Union Co. (The) - Class W	1,790	44,141
Wix.com Ltd.(a)	543	151,616
Worldline SA/France(a) (b)	2,512	210,297

		10,387,179

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc.(a)	5,353	420,210
Advantest Corp.	1,763	154,848
Analog Devices, Inc.	1,610	249,679
Applied Materials, Inc.	4,025	537,740
ASM International NV	465	134,824
ASM Pacific Technology Ltd.	3,530	45,176
ASML Holding NV	3,780	2,319,292
Broadcom, Inc.	1,809	838,761
Disco Corp.	332	104,913
Enphase Energy, Inc.(a)	563	91,296
Infineon Technologies AG	11,589	493,084
Intel Corp.	18,210	1,165,440
KLA Corp.	710	234,584
Lam Research Corp.	679	404,168
Lasertec Corp.	869	114,761
Maxim Integrated Products, Inc.	1,175	107,360
Microchip Technology, Inc.	1,145	177,727
Micron Technology, Inc.(a)	4,930	434,875
Monolithic Power Systems, Inc.	189	66,757
NVIDIA Corp.	2,765	1,476,316
NXP Semiconductors NV	1,234	248,454
Qorvo, Inc.(a)	518	94,639
QUALCOMM, Inc.	5,014	664,806
Renesas Electronics Corp.(a)	8,127	88,981
Rohm Co., Ltd.	1,013	99,349
Skyworks Solutions, Inc.	724	132,840
STMicroelectronics NV	5,762	220,139
SUMCO Corp.	2,320	53,168
Teradyne, Inc.	700	85,176
Texas Instruments, Inc.	4,095	773,914
Tokyo Electron Ltd.	1,331	578,497
Xilinx, Inc.	1,085	134,431

		12,746,205

Company	Shares	U.S. $ Value

Software – 2.7%
Adobe, Inc.(a)	2,130	$1,012,538
ANSYS, Inc.(a)	412	139,899
Autodesk, Inc.(a)	985	272,993
AVEVA Group PLC	1,315	62,030
Cadence Design Systems, Inc.(a)	1,214	166,306
Check Point Software Technologies Ltd.(a)	1,105	123,727
Citrix Systems, Inc.	530	74,391
CyberArk Software Ltd.(a)	382	49,408
Dassault Systemes SE	1,194	255,204
Fortinet, Inc.(a)	569	104,935
Intuit, Inc.	1,180	452,011
Microsoft Corp.	33,673	7,939,083
Nice Ltd.(a)	604	131,311
NortonLifeLock, Inc.	2,625	55,807
Oracle Corp.	8,432	591,673
Paycom Software, Inc.(a)	234	86,594
Sage Group PLC (The)	10,203	86,197
salesforce.com, Inc.(a)	4,053	858,709
SAP SE	9,261	1,135,923
ServiceNow, Inc.(a)	879	439,597
Synopsys, Inc.(a)	672	166,508
TeamViewer AG(a) (b)	1,420	60,728
Temenos AG	597	86,140
Trend Micro, Inc./Japan	1,600	80,317
Tyler Technologies, Inc.(a)	179	75,991
Xero Ltd.(a)	1,274	123,305

		14,631,325

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	70,290	8,585,923
Brother Industries Ltd.	1,980	43,977
Canon, Inc.	8,880	201,878
FUJIFILM Holdings Corp.	3,200	190,362
Hewlett Packard Enterprise Co.	5,730	90,190
HP, Inc.	6,070	192,723
Logitech International SA	1,453	152,382
NetApp, Inc.	990	71,943
Ricoh Co., Ltd.	5,940	60,547
Seagate Technology PLC	950	72,913
Seiko Epson Corp.	2,480	40,486
Western Digital Corp.	1,313	87,643

		9,790,967

		53,405,026

Financials – 7.8%
Banks – 3.5%
Australia & New Zealand Banking Group Ltd.	25,201	541,077
Banco Bilbao Vizcaya Argentaria SA	64,818	337,777
Banco Santander SA(a)	168,981	576,361
Bank Leumi Le-Israel BM	16,778	110,518

Company	Shares	U.S. $ Value

Bank of America Corp.	33,856	$1,309,889
Barclays PLC	146,032	373,976
BNP Paribas SA(a)	10,048	612,217
BOC Hong Kong Holdings Ltd.	32,840	114,887
Citigroup, Inc.	9,249	672,865
Citizens Financial Group, Inc.	1,879	82,958
Comerica, Inc.	600	43,044
Commerzbank AG(a)	8,880	54,493
Commonwealth Bank of Australia	15,734	1,032,383
Concordia Financial Group Ltd.	9,120	36,991
Credit Agricole SA(a)	13,282	192,353
Danske Bank A/S	7,538	141,016
DBS Group Holdings Ltd.	17,778	381,185
DNB ASA	10,914	232,718
Erste Group Bank AG(a)	2,832	95,943
Fifth Third Bancorp	3,140	117,593
FinecoBank Banca Fineco SpA(a)	5,400	88,343
First Republic Bank/CA	773	128,898
Hang Seng Bank Ltd.	8,803	170,938
HSBC Holdings PLC	180,692	1,053,194
Huntington Bancshares, Inc./OH	4,495	70,661
ING Groep NV	34,597	422,571
Intesa Sanpaolo SpA(a)	171,325	464,217
Israel Discount Bank Ltd. - Class A	13,191	54,840
Japan Post Bank Co., Ltd.	3,600	34,619
JPMorgan Chase & Co.	13,555	2,063,478
KBC Group NV(a)	2,475	180,084
KeyCorp	4,315	86,214
Lloyds Banking Group PLC(a)	590,731	346,537
M&T Bank Corp.	565	85,660
Mitsubishi UFJ Financial Group, Inc.	108,445	579,887
Mizuho Financial Group, Inc.	21,408	309,568
National Australia Bank Ltd.	29,182	578,168
Natwest Group PLC	37,106	100,402
Nordea Bank Abp	37,296	367,748
Oversea-Chinese Banking Corp., Ltd.	32,006	280,021
People’s United Financial, Inc.	1,875	33,562
PNC Financial Services Group, Inc. (The)	1,880	329,771
Raiffeisen Bank International AG(a)	1,704	37,408
Regions Financial Corp.	4,265	88,115
Resona Holdings, Inc.	24,078	101,140
Shizuoka Bank Ltd. (The)	904	7,107
Skandinaviska Enskilda Banken AB - Class A(a)	14,436	176,097
Societe Generale SA(a)	7,347	192,086
Standard Chartered PLC	25,714	177,055
Sumitomo Mitsui Financial Group, Inc.	11,580	419,743
Sumitomo Mitsui Trust Holdings, Inc.	3,888	135,650
SVB Financial Group(a)	236	116,504
Svenska Handelsbanken AB - Class A	17,909	194,692
Swedbank AB - Class A	8,033	141,637
Truist Financial Corp.	5,998	349,803
UniCredit SpA(a)	24,423	257,976
United Overseas Bank Ltd.	13,541	261,098
US Bancorp	6,105	337,667
Wells Fargo & Co.	18,408	719,201
Westpac Banking Corp.	32,045	594,401
Zions Bancorp NA	730	40,121

		19,237,126

Company	Shares	U.S. $ Value

Capital Markets - 1.5%
3i Group PLC	9,527	$151,408
Ameriprise Financial, Inc.	545	126,685
ASX Ltd.	2,229	120,655
Bank of New York Mellon Corp. (The)	3,615	170,953
BlackRock, Inc. - Class A	633	477,257
Cboe Global Markets, Inc.	446	44,016
Charles Schwab Corp. (The)	6,642	432,926
CME Group, Inc. - Class A	1,600	326,768
Credit Suisse Group AG	21,724	229,826
Daiwa Securities Group, Inc.	16,000	82,880
Deutsche Bank AG(a)	17,421	208,372
Deutsche Boerse AG	1,688	280,493
EQT AB	3,226	106,212
Franklin Resources, Inc.	1,190	35,224
Goldman Sachs Group, Inc. (The)	1,538	502,926
Hargreaves Lansdown PLC	3,794	80,613
Hong Kong Exchanges & Clearing Ltd.	10,692	634,312
Intercontinental Exchange, Inc.	2,500	279,200
Invesco Ltd.	1,630	41,109
Japan Exchange Group, Inc.	5,865	137,772
Julius Baer Group Ltd.	2,348	150,045
London Stock Exchange Group PLC	2,579	246,551
Macquarie Group Ltd.	3,056	356,265
MarketAxess Holdings, Inc.	160	79,667
Moody’s Corp.	745	222,464
Morgan Stanley	6,321	490,889
MSCI, Inc. - Class A	357	149,683
Nasdaq, Inc.	510	75,205
Natixis SA(a)	10,888	52,043
Nomura Holdings, Inc.	27,893	147,790
Northern Trust Corp.	910	95,650
Partners Group Holding AG	156	199,356
Raymond James Financial, Inc.	509	62,383
S&P Global, Inc.	1,100	388,157
SBI Holdings, Inc./Japan	2,482	67,446
Schroders PLC	1,431	69,041
St. James’s Place PLC	3,698	64,923
Standard Life Aberdeen PLC	19,119	76,381
State Street Corp.	1,565	131,476
T. Rowe Price Group, Inc.	975	167,310
UBS Group AG	34,446	532,931

		8,295,263

Consumer Finance – 0.2%
American Express Co.	2,900	410,176
Capital One Financial Corp.	2,003	254,842
Discover Financial Services	1,360	129,186
Isracard Ltd.	0	1
Synchrony Financial	2,378	96,689

		890,894

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc. - Class B(a)	8,493	$2,169,707
EXOR NV	1,249	105,344
Groupe Bruxelles Lambert SA	1,185	122,583
IHS Markit Ltd.	1,611	155,913
Industrivarden AB - Class C(a)	1,826	64,081
Investor AB - Class B	5,243	418,338
Kinnevik AB - Class B(a)	2,785	135,357
M&G PLC	27,397	78,291
ORIX Corp.	11,648	197,000
Sofina SA	178	60,179
Wendel SE	309	38,347

		3,545,140

Insurance – 1.9%
Admiral Group PLC	2,197	93,902
Aflac, Inc.	2,890	147,910
Ageas SA/NV	1,401	84,601
AIA Group Ltd.	107,299	1,312,993
Allianz SE	3,656	929,922
Allstate Corp. (The)	1,350	155,115
American International Group, Inc.	3,833	177,123
Aon PLC	1,025	235,863
Arthur J Gallagher & Co.	852	106,304
Assicurazioni Generali SpA(a)	12,649	252,716
Assurant, Inc.	260	36,860
Aviva PLC	33,354	188,006
Baloise Holding AG	420	71,422
Chubb Ltd.	2,012	317,836
Cincinnati Financial Corp.	660	68,039
CNP Assurances(a)	1,975	37,460
Dai-ichi Life Holdings, Inc.	9,576	164,611
Direct Line Insurance Group PLC	15,828	68,326
Everest Re Group Ltd.	194	48,075
Gjensidige Forsikring ASA	358	8,396
Globe Life, Inc.	402	38,845
Hannover Rueck SE	526	96,052
Hartford Financial Services Group, Inc. (The)	1,565	104,526
Insurance Australia Group Ltd.	26,603	94,769
Japan Post Holdings Co., Ltd.(a)	13,970	124,504
Japan Post Insurance Co., Ltd.	2,000	41,085
Legal & General Group PLC	58,066	222,945
Lincoln National Corp.	790	49,193
Loews Corp.	1,040	53,331
Marsh & McLennan Cos., Inc.	2,220	270,396
Medibank Pvt Ltd.	24,440	52,094
MetLife, Inc.	3,390	206,078
MS&AD Insurance Group Holdings, Inc.	3,942	115,958
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,245	383,421
NN Group NV	3,362	164,003
Phoenix Group Holdings PLC	5,766	58,295
Poste Italiane SpA(b)	6,014	76,375
Principal Financial Group, Inc.	1,090	65,356
Progressive Corp. (The)	2,565	245,240
Prudential Financial, Inc.	1,755	159,880
Prudential PLC	23,081	491,683
QBE Insurance Group Ltd.	16,701	122,310
RSA Insurance Group PLC	8,319	78,042
Sampo Oyj - Class A	5,422	244,479
SCOR SE(a)	1,825	62,165

Company	Shares	U.S. $ Value

Sompo Holdings, Inc.	3,853	$147,632
Suncorp Group Ltd.	14,515	109,358
Swiss Life Holding AG	268	131,705
Swiss Re AG	2,787	274,082
T&D Holdings, Inc.	5,646	72,651
Tokio Marine Holdings, Inc.	6,224	296,207
Travelers Cos., Inc. (The)	1,090	163,936
Tryg A/S	3,013	71,013
Unum Group	890	24,769
Willis Towers Watson PLC	587	134,353
WR Berkley Corp.	584	44,004
Zurich Insurance Group AG	1,335	568,244

		10,164,459

		42,132,882

Consumer Discretionary – 6.9%
Auto Components – 0.3%
Aisin Seiki Co., Ltd.	1,440	54,844
Aptiv PLC(a)	1,191	164,239
BorgWarner, Inc.	1,070	49,605
Bridgestone Corp.	4,742	192,786
Cie Generale des Etablissements Michelin SCA - Class B	1,534	229,747
Continental AG	947	125,359
Denso Corp.	3,849	256,590
Faurecia SE(a)	1,272	67,685
Koito Manufacturing Co., Ltd.	1,097	73,809
Sumitomo Electric Industries Ltd.	8,682	130,549
Toyoda Gosei Co., Ltd.	748	19,719
Toyota Industries Corp.	1,698	151,732
Valeo SA	2,160	73,283

		1,589,947

Automobiles – 1.4%
Bayerische Motoren Werke AG	2,932	304,273
Daimler AG	7,592	677,584
Ferrari NV	1,451	303,525
Ford Motor Co.(a)	17,370	212,783
General Motors Co.(a)	5,586	320,972
Honda Motor Co., Ltd.	14,461	435,934
Isuzu Motors Ltd.	4,900	52,625
Mazda Motor Corp.(a)	5,040	41,295
Nissan Motor Co., Ltd.(a)	26,300	146,929
Porsche Automobil Holding SE (Preference Shares)	1,360	144,297
Renault SA(a)	1,800	77,835
Stellantis NV	18,179	321,518
Subaru Corp.	7,083	141,565
Suzuki Motor Corp.	3,258	148,400
Tesla, Inc.(a)	3,400	2,270,962
Toyota Motor Corp.	18,815	1,464,183
Volkswagen AG	294	106,659
Volkswagen AG (Preference Shares)	1,637	458,230
Yamaha Motor Co., Ltd.	2,759	67,900

		7,697,469

Company	Shares	U.S. $ Value

Distributors – 0.0%
Genuine Parts Co.	610	$70,510
LKQ Corp.(a)	1,214	51,389
Pool Corp.	181	62,488

		184,387

Hotels, Restaurants & Leisure – 0.9%
Accor SA(a)	1,740	65,556
Aristocrat Leisure Ltd.	4,995	131,047
Caesars Entertainment, Inc.(a)	928	81,154
Carnival Corp.(a)	3,305	87,715
Chipotle Mexican Grill, Inc. - Class A(a)	154	218,806
Compass Group PLC(a)	16,758	338,574
Darden Restaurants, Inc.	570	80,940
Domino’s Pizza, Inc.(c)	173	63,628
Entain PLC(a)	4,835	101,113
Evolution Gaming Group AB(b)	1,464	215,596
Flutter Entertainment PLC(a)	1,614	346,217
Galaxy Entertainment Group Ltd.(a)	24,949	225,547
Genting Singapore Ltd.	69,609	47,692
Hilton Worldwide Holdings, Inc.(a)	1,216	147,039
InterContinental Hotels Group PLC(a)	1,821	125,229
La Francaise des Jeux SAEM(b)	989	44,942
Las Vegas Sands Corp.(a)	1,447	87,920
Marriott International, Inc./MD - Class A(a)	1,171	173,437
McDonald’s Corp.	3,300	739,662
Melco Resorts & Entertainment Ltd. (ADR)(a)	2,114	42,090
MGM Resorts International	1,790	68,002
Norwegian Cruise Line Holdings Ltd.(a) (c)	1,381	38,102
Oriental Land Co., Ltd./Japan	1,783	268,308
Penn National Gaming, Inc.(a) (c)	662	69,404
Royal Caribbean Cruises Ltd.(a)	827	70,799
Sands China Ltd.(a)	27,932	139,998
Sodexo SA(a)	821	78,658
Starbucks Corp.	5,191	567,221
Tabcorp Holdings Ltd.	19,680	70,312
Whitbread PLC(a)	2,096	98,942
Wynn Resorts Ltd.(a)	410	51,402
Yum! Brands, Inc.	1,315	142,257

		5,027,309

Household Durables – 0.5%
Barratt Developments PLC(a)	7,050	72,516
Berkeley Group Holdings PLC	749	45,855
DR Horton, Inc.	1,435	127,887
Electrolux AB - Class B	2,430	67,557
Garmin Ltd.	620	81,747
Leggett & Platt, Inc.	575	26,249
Lennar Corp. - Class A	1,200	121,476
Mohawk Industries, Inc.(a)	250	48,078
Newell Brands, Inc.	1,675	44,857
NVR, Inc.(a)	20	94,219
Panasonic Corp.	19,596	253,757

Company	Shares	U.S. $ Value

Persimmon PLC	2,307	$93,446
PulteGroup, Inc.	1,165	61,093
Rinnai Corp.	416	46,659
Sekisui Chemical Co., Ltd.	4,000	77,021
Sekisui House Ltd.	5,475	117,768
Sony Corp.	11,184	1,183,641
Taylor Wimpey PLC(a)	37,797	93,975
Whirlpool Corp.	300	66,105

		2,723,906

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc.(a)	1,923	5,949,916
Booking Holdings, Inc.(a)	207	482,277
Delivery Hero SE(a) (b)	1,134	146,986
eBay, Inc.	2,915	178,514
Etsy, Inc.(a)	539	108,700
Expedia Group, Inc.(a)	582	100,174
HelloFresh SE(a)	1,456	108,483
Just Eat Takeaway.com NV(a) (b)	1,120	103,058
Ocado Group PLC(a)	3,601	100,962
Prosus NV(a)	4,334	482,282
Rakuten, Inc.	9,908	118,369
Zalando SE(a) (b)	1,307	128,070

		8,007,791

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	1,780	127,248
Hasbro, Inc.	550	52,866
Shimano, Inc.	654	156,201
Yamaha Corp.	1,600	87,189

		423,504

Multiline Retail – 0.3%
Dollar General Corp.	1,110	224,908
Dollar Tree, Inc.(a)	1,038	118,810
Next PLC(a)	1,227	132,985
Pan Pacific International Holdings Corp.	4,742	111,932
Ryohin Keikaku Co., Ltd.	2,120	50,321
Target Corp.	2,215	438,725
Wesfarmers Ltd.	10,052	403,674

		1,481,355

Specialty Retail – 0.9%
Advance Auto Parts, Inc.	281	51,561
AutoZone, Inc.(a)	105	147,451
Best Buy Co., Inc.	1,000	114,810
CarMax, Inc.(a)	720	95,515
Fast Retailing Co., Ltd.	515	411,679
Gap, Inc. (The)(a)	905	26,951
H & M Hennes & Mauritz AB - Class B(a)	9,038	203,685
Hikari Tsushin, Inc.	180	36,291
Home Depot, Inc. (The)	4,820	1,471,305
Industria de Diseno Textil SA	10,739	354,816
JD Sports Fashion PLC(a)	5,019	57,055

Company	Shares	U.S. $ Value

Kingfisher PLC(a)	18,366	$80,499
L Brands, Inc.(a)	1,025	63,407
Lowe’s Cos., Inc.	3,260	619,987
Nitori Holdings Co., Ltd.	703	136,174
O’Reilly Automotive, Inc.(a)	340	172,465
Ross Stores, Inc.	1,550	185,860
TJX Cos., Inc. (The)	5,340	353,241
Tractor Supply Co.	515	91,196
Ulta Beauty, Inc.(a)	252	77,911
USS Co., Ltd.	1,940	38,050
Yamada Holdings Co., Ltd.	6,440	34,803

		4,824,712

Textiles, Apparel & Luxury Goods – 1.0%
adidas AG(a)	1,692	528,565
Burberry Group PLC(a)	3,292	86,118
Cie Financiere Richemont SA	4,629	444,492
EssilorLuxottica SA	2,554	416,064
Hanesbrands, Inc.	1,547	30,429
Hermes International	285	315,209
Kering SA	673	464,409
LVMH Moet Hennessy Louis Vuitton SE	2,469	1,649,171
Moncler SpA(a)	1,716	98,273
NIKE, Inc. - Class B	5,600	744,184
Pandora A/S(a)	1,211	129,516
Puma SE(a)	860	84,316
PVH Corp.(a)	295	31,182
Ralph Lauren Corp.(a)	190	23,400
Swatch Group AG (The)	250	71,985
Tapestry, Inc.(a)	1,230	50,688
Under Armour, Inc. - Class A(a)	827	18,326
Under Armour, Inc. - Class C(a)	854	15,765
VF Corp.	1,400	111,888

		5,313,980

		37,274,360

Health Care – 6.8%
Biotechnology – 0.7%
AbbVie, Inc.	7,816	845,848
Alexion Pharmaceuticals, Inc.(a)	980	149,852
Amgen, Inc.	2,578	641,432
Argenx SE(a)	405	111,327
Biogen, Inc.(a)	665	186,034
CSL Ltd.	4,037	815,893
Genmab A/S(a)	763	250,946
Gilead Sciences, Inc.	5,575	360,312
Grifols SA	2,899	75,872
Incyte Corp.(a)	790	64,203
PeptiDream, Inc.(a)	840	38,479
Regeneron Pharmaceuticals, Inc.(a)	502	237,516
Vertex Pharmaceuticals, Inc.(a)	1,167	250,777

		4,028,491

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	7,876	$943,860
ABIOMED, Inc.(a)	208	66,296
Alcon, Inc.(a)	4,360	305,965
Align Technology, Inc.(a)	340	184,120
Asahi Intecc Co., Ltd.	1,740	48,029
Baxter International, Inc.	2,240	188,922
Becton Dickinson and Co.	1,288	313,177
BioMerieux	477	60,683
Boston Scientific Corp.(a)	6,360	245,814
Carl Zeiss Meditec AG	360	54,264
Cochlear Ltd.	738	118,711
Coloplast A/S - Class B	1,368	205,675
Cooper Cos., Inc. (The)	211	81,043
Danaher Corp.	2,840	639,227
Demant A/S(a)	1,271	53,802
DENTSPLY SIRONA, Inc.	946	60,364
DexCom, Inc.(a)	459	164,960
DiaSorin SpA	290	46,529
Edwards Lifesciences Corp.(a)	2,770	231,683
Fisher & Paykel Healthcare Corp., Ltd.	6,614	148,501
Hologic, Inc.(a)	1,120	83,306
Hoya Corp.	3,330	391,930
IDEXX Laboratories, Inc.(a)	383	187,406
Intuitive Surgical, Inc.(a)	555	410,112
Koninklijke Philips NV(a)	9,250	527,484
Medtronic PLC	5,979	706,299
Olympus Corp.	10,335	214,388
ResMed, Inc.	666	129,217
Sartorius AG (Preference Shares)	310	154,553
Siemens Healthineers AG(b)	2,811	152,361
Smith & Nephew PLC	8,855	168,112
Sonova Holding AG(a)	635	168,323
STERIS PLC	391	74,478
Straumann Holding AG	108	134,840
Stryker Corp.	1,465	356,845
Sysmex Corp.	1,487	160,512
Teleflex, Inc.	211	87,662
Terumo Corp.	5,732	207,431
Varian Medical Systems, Inc.(a)	395	69,729
West Pharmaceutical Services, Inc.	331	93,269
Zimmer Biomet Holdings, Inc.	925	148,074

		8,787,956

Health Care Providers & Services – 0.8%
AmerisourceBergen Corp. - Class A	635	74,974
Anthem, Inc.	1,110	398,435
Cardinal Health, Inc.	1,265	76,849
Centene Corp.(a)	2,536	162,076
Cigna Corp.	1,611	389,443
CVS Health Corp.	5,789	435,506
DaVita, Inc.(a)	300	32,331
Fresenius Medical Care AG & Co. KGaA	1,873	137,968
Fresenius SE & Co. KGaA	3,712	165,408
HCA Healthcare, Inc.	1,170	220,358
Henry Schein, Inc.(a)	590	40,852

Company	Shares	U.S. $ Value

Humana, Inc.	585	$245,261
Laboratory Corp. of America Holdings(a)	425	108,388
McKesson Corp.	715	139,454
Orpea SA(a)	500	57,899
Quest Diagnostics, Inc.	600	77,004
Ramsay Health Care Ltd.	2,058	105,114
Sonic Healthcare Ltd.	3,588	95,948
UnitedHealth Group, Inc.	4,255	1,583,158
Universal Health Services, Inc. - Class B	350	46,687

		4,593,113

Health Care Technology – 0.1%
Cerner Corp.	1,330	95,600
M3, Inc.	4,320	296,560

		392,160

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	1,345	171,003
Bio-Rad Laboratories, Inc. - Class A(a)	96	54,832
Eurofins Scientific SE(a)	1,520	145,282
Illumina, Inc.(a)	681	261,545
IQVIA Holdings, Inc.(a)	846	163,396
Lonza Group AG	681	380,883
Mettler-Toledo International, Inc.(a)	120	138,683
PerkinElmer, Inc.	505	64,787
QIAGEN NV(a)	2,703	130,823
Sartorius Stedim Biotech	319	131,284
Thermo Fisher Scientific, Inc.	1,785	814,638
Waters Corp.(a)	295	83,830

		2,540,986

Pharmaceuticals – 3.1%
Astellas Pharma, Inc.	16,511	254,340
AstraZeneca PLC	11,648	1,162,569
Bayer AG	8,989	569,659
Bristol-Myers Squibb Co.	10,015	632,247
Catalent, Inc.(a)	691	72,769
Chugai Pharmaceutical Co., Ltd.	6,693	271,962
Daiichi Sankyo Co., Ltd.	15,105	440,700
Eisai Co., Ltd.	2,233	150,089
Eli Lilly & Co.	3,523	658,167
GlaxoSmithKline PLC	44,510	787,952
H Lundbeck A/S	802	27,385
Hikma Pharmaceuticals PLC	1,674	52,513
Johnson & Johnson	11,695	1,922,073
Kyowa Kirin Co., Ltd.	3,108	93,077
Merck & Co., Inc.	11,235	866,106
Merck KGaA	1,160	198,423
Novartis AG	19,694	1,683,456
Novo Nordisk A/S - Class B	15,285	1,029,959
Ono Pharmaceutical Co., Ltd.	4,257	111,330
Orion Oyj - Class B	1,211	48,521
Otsuka Holdings Co., Ltd.	3,455	146,523
Perrigo Co. PLC	572	23,149
Pfizer, Inc.	24,754	896,837
Recordati Industria Chimica e Farmaceutica SpA	1,204	64,750
Roche Holding AG	6,557	2,129,964

Company	Shares	U.S. $ Value

Sanofi	10,098	$998,532
Santen Pharmaceutical Co., Ltd.	3,200	44,132
Shionogi & Co., Ltd.	2,340	126,325
Takeda Pharmaceutical Co., Ltd.	13,976	509,455
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	10,795	124,574
UCB SA	1,307	124,249
Viatris, Inc.(a)	5,326	74,404
Vifor Pharma AG	400	54,437
Zoetis, Inc.	2,126	334,803

		16,685,431

		37,028,137

Industrials – 6.5%
Aerospace & Defense – 0.7%
Airbus SE(a)	5,262	596,802
BAE Systems PLC	25,676	178,809
Boeing Co. (The)(a)	2,380	606,234
Elbit Systems Ltd.	166	23,525
General Dynamics Corp.	1,050	190,638
Howmet Aerospace, Inc.(a)	1,716	55,135
Huntington Ingalls Industries, Inc.	179	36,847
L3Harris Technologies, Inc.	957	193,965
Lockheed Martin Corp.	1,110	410,145
MTU Aero Engines AG	612	144,167
Northrop Grumman Corp.	720	233,021
Raytheon Technologies Corp.	6,720	519,254
Rolls-Royce Holdings PLC(a)	70,648	102,595
Safran SA(a)	2,869	390,263
Singapore Technologies Engineering Ltd.	339	982
Teledyne Technologies, Inc.(a)	165	68,252
Textron, Inc.	1,005	56,360
Thales SA	980	97,264
TransDigm Group, Inc.(a)	263	154,623

		4,058,881

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	565	53,918
Deutsche Post AG	8,787	482,063
DSV PANALPINA A/S	2,435	477,610
Expeditors International of Washington, Inc.	720	77,537
FedEx Corp.	1,065	302,503
Kuehne & Nagel International AG	622	177,659
SG Holdings Co., Ltd.	3,686	84,628
United Parcel Service, Inc. - Class B	3,165	538,018
Yamato Holdings Co., Ltd.	3,400	93,368

		2,287,304

Airlines – 0.1%
Alaska Air Group, Inc.(a)	543	37,581
American Airlines Group, Inc.(a)	2,682	64,100
Delta Air Lines, Inc.(a)	2,792	134,798
Singapore Airlines Ltd.(a)	14,000	57,815
Southwest Airlines Co.(a)	2,605	159,061

Company	Shares	U.S. $ Value

United Airlines Holdings, Inc.(a)	1,272	$73,191

		526,546

Building Products – 0.4%
AGC, Inc.	2,225	93,394
Allegion PLC	385	48,364
AO Smith Corp.	555	37,524
Assa Abloy AB - Class B	11,538	332,068
Carrier Global Corp.	4,125	174,157
Cie de Saint-Gobain(a)	4,577	270,279
Daikin Industries Ltd.	2,215	447,781
Fortune Brands Home & Security, Inc.	571	54,713
Geberit AG	327	208,118
Johnson Controls International PLC	3,192	190,467
Lixil Corp.	2,795	77,783
Masco Corp.	1,135	67,987
Otis Worldwide Corp.	1,812	124,031
TOTO Ltd.	1,651	101,612

		2,228,278

Commercial Services & Supplies – 0.2%
Brambles Ltd.	12,264	98,930
Cintas Corp.	385	131,404
Copart, Inc.(a)	891	96,771
Dai Nippon Printing Co., Ltd.	2,799	58,711
Rentokil Initial PLC(a)	16,232	108,371
Republic Services, Inc. - Class A	900	89,415
Rollins, Inc.	981	33,766
Secom Co., Ltd.	1,857	156,548
Securitas AB - Class B	3,604	61,296
Toppan Printing Co., Ltd.	2,320	39,332
Waste Management, Inc.	1,715	221,269

		1,095,813

Construction & Engineering – 0.3%
Bouygues SA	2,120	84,916
Eiffage SA(a)	780	77,991
Epiroc AB - Class A	5,840	132,300
Epiroc AB - Class B	4,489	93,513
Ferrovial SA	4,499	117,563
Kajima Corp.	5,172	73,563
Obayashi Corp.	5,760	52,871
Quanta Services, Inc.	615	54,108
Shimizu Corp.	4,900	39,676
Skanska AB - Class B	3,916	98,212
Taisei Corp.	2,197	84,763
Vinci SA	4,671	478,412

		1,387,888

Electrical Equipment – 0.7%
ABB Ltd.	16,348	497,330
AMETEK, Inc.	999	127,602
Eaton Corp. PLC	1,764	243,926
Emerson Electric Co.	2,640	238,181
Fuji Electric Co., Ltd.	1,120	46,862
Generac Holdings, Inc.(a)	280	91,686
Legrand SA	2,405	223,444

Company	Shares	U.S. $ Value

Mitsubishi Electric Corp.	16,200	$247,585
Nidec Corp.	3,966	483,566
Rockwell Automation, Inc.	530	140,683
Schneider Electric SE	4,807	732,275
Siemens Energy AG(a)	3,978	142,796
Vestas Wind Systems A/S	2,290	472,396

		3,688,332

Industrial Conglomerates – 0.7%
3M Co.	2,575	496,151
CK Hutchison Holdings Ltd.	31,073	248,252
DCC PLC	633	54,906
General Electric Co.	39,079	513,107
Honeywell International, Inc.	3,145	682,685
Investment AB Latour - Class B	1,704	44,154
Jardine Matheson Holdings Ltd.	2,530	165,758
Jardine Strategic Holdings Ltd.	2,551	84,288
Keihan Holdings Co., Ltd.	860	35,802
Keppel Corp., Ltd.	16,745	66,341
Melrose Industries PLC(a)	33,483	76,994
Roper Technologies, Inc.	495	199,653
Siemens AG	6,797	1,116,825
Smiths Group PLC	2,400	50,843
Toshiba Corp.	4,452	150,688

		3,986,447

Machinery – 1.4%
Alstom SA(a)	2,630	131,045
Atlas Copco AB - Class A	5,950	362,755
Atlas Copco AB - Class B	3,460	180,326
Caterpillar, Inc.	2,405	557,647
CNH Industrial NV(a)	11,779	182,341
Cummins, Inc.	650	168,421
Daifuku Co., Ltd.	1,166	114,582
Deere & Co.	1,405	525,667
Dover Corp.	635	87,078
FANUC Corp.	1,710	411,096
Fortive Corp.	1,470	103,841
GEA Group AG	1,352	55,453
Hino Motors Ltd.	3,307	28,443
Hoshizaki Corp.	440	39,345
IDEX Corp.	322	67,401
Illinois Tool Works, Inc.	1,265	280,223
Ingersoll Rand, Inc.(a)	1,619	79,671
KION Group AG	831	82,107
Knorr-Bremse AG	640	79,867
Komatsu Ltd.	7,776	240,973
Kone Oyj - Class B	3,971	324,574
Kubota Corp.	9,112	207,863
Kurita Water Industries Ltd.	1,200	51,558
Makita Corp.	2,579	110,773
MINEBEA MITSUMI, Inc.	4,131	106,028
MISUMI Group, Inc.	3,268	95,195
Mitsubishi Heavy Industries Ltd.	3,689	114,867
Miura Co., Ltd.	780	42,204
Nabtesco Corp.	1,000	45,758
NGK Insulators Ltd.	2,280	41,844
PACCAR, Inc.	1,510	140,309

Company	Shares	U.S. $ Value

Parker-Hannifin Corp.	595	$187,681
Pentair PLC	730	45,494
Sandvik AB(a)	12,995	355,568
Schindler Holding AG	365	107,240
Schindler Holding AG (REG)	232	66,567
SMC Corp.	500	291,190
Snap-on, Inc.	220	50,763
Spirax-Sarco Engineering PLC	774	121,609
Stanley Black & Decker, Inc.	715	142,764
Techtronic Industries Co., Ltd.	15,799	270,855
THK Co., Ltd.	1,060	36,777
Trane Technologies PLC	1,075	177,977
Volvo AB - Class B	12,635	319,982
Wartsila Oyj Abp	5,108	53,546
Westinghouse Air Brake Technologies Corp.	765	60,557
Xylem, Inc./NY	785	82,566

		7,430,391

Marine – 0.0%
AP Moller - Maersk A/S - Class A	1	2,176
AP Moller - Maersk A/S - Class B	37	85,896
Nippon Yusen KK	1,761	60,227

		148,299

Professional Services – 0.5%
Adecco Group AG	1,380	93,084
Bureau Veritas SA(a)	2,760	78,540
Equifax, Inc.	555	100,527
Experian PLC	8,147	280,672
Intertek Group PLC	1,627	125,630
Jacobs Engineering Group, Inc.	565	73,037
Leidos Holdings, Inc.	595	57,287
Nielsen Holdings PLC	1,566	39,385
Nihon M&A Center, Inc.	3,442	93,359
Recruit Holdings Co., Ltd.	12,042	591,337
RELX PLC (London)	17,069	428,104
Robert Half International, Inc.	485	37,864
SGS SA	50	142,070
Teleperformance	536	195,423
Verisk Analytics, Inc. - Class A	700	123,683
Wolters Kluwer NV	3,143	272,985

		2,732,987

Road & Rail – 0.5%
Aurizon Holdings Ltd.	22,082	65,621
Central Japan Railway Co.	1,280	191,642
CSX Corp.	3,380	325,900
East Japan Railway Co.	2,681	190,639
Hankyu Hanshin Holdings, Inc.	2,635	84,544
JB Hunt Transport Services, Inc.	353	59,329
Kansas City Southern	420	110,846
Keio Corp.	1,200	80,793
Keisei Electric Railway Co., Ltd.	1,140	37,325
Kintetsu Group Holdings Co., Ltd.	1,975	75,415
MTR Corp., Ltd.	5,081	28,898
Nagoya Railroad Co., Ltd.	1,660	39,548
Nippon Express Co., Ltd.	640	47,739
Norfolk Southern Corp.	1,120	300,742
Odakyu Electric Railway Co., Ltd.	3,393	92,839

Company	Shares	U.S. $ Value

Old Dominion Freight Line, Inc.	403	$96,885
Tobu Railway Co., Ltd.	1,680	45,252
Tokyu Corp.	5,754	76,736
Union Pacific Corp.	2,990	659,026
West Japan Railway Co.	1,872	103,870

		2,713,589

Trading Companies & Distributors – 0.5%
Ashtead Group PLC	4,106	245,110
Brenntag SE	1,621	138,480
Bunzl PLC	2,848	91,157
Fastenal Co.	2,530	127,208
Ferguson PLC	1,875	223,978
ITOCHU Corp.	11,952	388,034
Marubeni Corp.	14,645	122,316
Mitsubishi Corp.	11,873	336,588
Mitsui & Co., Ltd.	14,477	302,140
MonotaRO Co., Ltd.	2,630	71,348
Sumitomo Corp.	10,545	150,916
Toyota Tsusho Corp.	2,502	105,361
United Rentals, Inc.(a)	300	98,793
WW Grainger, Inc.	230	92,214

		2,493,643

Transportation Infrastructure – 0.1%
Aena SME SA(a) (b)	547	88,744
Aeroports de Paris(a)	342	40,800
Atlantia SpA(a)	5,703	106,727
Auckland International Airport Ltd.(a)	13,988	76,803
Getlink SE(a)	5,064	77,629
Japan Airport Terminal Co., Ltd.	584	28,803
Sydney Airport(a)	11,740	55,474
Transurban Group	24,283	246,866

		721,846

		35,500,244

Communication Services – 4.4%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	31,727	960,376
BT Group PLC(a)	72,054	153,714
Cellnex Telecom SA(b)	3,059	176,346
Charter Communications, Inc. - Class A(a)	643	396,744
Comcast Corp. - Class A	20,302	1,098,541
Deutsche Telekom AG	29,571	595,957
Eurazeo SE(a)	453	34,462
HKT Trust & HKT Ltd. - Class SS	43,580	62,204
Infrastrutture Wireless Italiane SpA(b)	2,762	30,761
Koninklijke KPN NV	41,123	139,491
Lumen Technologies, Inc.	4,362	58,233
Nippon Telegraph & Telephone Corp.	11,420	294,658
Orange SA	18,045	222,061
Proximus SADP	1,581	34,399
Singapore Telecommunications Ltd.	71,734	130,345
Spark New Zealand Ltd.	21,146	66,232
Swisscom AG	299	160,418

Company	Shares	U.S. $ Value

Telecom Italia SpA/Milano	96,254	$52,072
Telefonica SA	50,606	227,518
Telenor ASA	8,302	146,263
Telstra Corp., Ltd.	47,917	124,074
Verizon Communications, Inc.	18,405	1,070,251

		6,235,120

Entertainment – 0.8%
Activision Blizzard, Inc.	3,415	317,595
Bollore SA	10,158	49,021
Capcom Co., Ltd.	1,560	50,748
Electronic Arts, Inc.	1,265	171,243
Konami Holdings Corp.	1,074	64,117
Live Nation Entertainment, Inc.(a) (c)	616	52,144
Netflix, Inc.(a)	1,992	1,039,147
Nexon Co., Ltd.	4,317	140,078
Nintendo Co., Ltd.	984	554,617
Square Enix Holdings Co., Ltd.	820	45,608
Take-Two Interactive Software, Inc.(a)	535	94,535
Toho Co., Ltd./Tokyo	832	33,803
Ubisoft Entertainment SA(a)	881	66,961
Vivendi SE	7,485	245,685
Walt Disney Co. (The)(a)	8,059	1,487,047

		4,412,349

Interactive Media & Services – 1.7%
Adevinta ASA - Class B(a)	6,032	88,878
Alphabet, Inc. - Class A(a)	1,359	2,802,965
Alphabet, Inc. - Class C(a)	1,294	2,676,807
Auto Trader Group PLC(a)	11,120	85,024
Facebook, Inc. - Class A(a)	10,717	3,156,478
REA Group Ltd.	471	50,968
Scout24 AG(b)	961	72,905
SEEK Ltd.(a)	3,727	81,237
Twitter, Inc.(a)	3,536	224,996
Z Holdings Corp.	30,532	152,299

		9,392,557

Media – 0.2%
CyberAgent, Inc.	4,244	76,606
Dentsu Group, Inc.	2,490	80,154
Discovery, Inc. - Class A(a) (c)	685	29,770
Discovery, Inc. - Class C(a)	1,304	48,105
DISH Network Corp. - Class A(a)	1,056	38,227
Fox Corp. - Class A	1,500	54,165
Fox Corp. - Class B	682	23,822
Informa PLC(a)	14,664	113,223
Interpublic Group of Cos., Inc. (The)	1,725	50,370
News Corp. - Class A	1,728	43,943
News Corp. - Class B	517	12,129
Omnicom Group, Inc.	910	67,477
Pearson PLC	7,171	76,464
Publicis Groupe SA	2,491	151,907
SES SA	3,959	31,407
ViacomCBS, Inc. - Class B	2,488	112,209

Company	Shares	U.S. $ Value

WPP PLC	10,802	$137,655

		1,147,633

Wireless Telecommunication Services – 0.5%
KDDI Corp.	14,309	440,870
Softbank Corp.	25,482	331,510
SoftBank Group Corp.	13,901	1,183,498
T-Mobile US, Inc.(a)	2,601	325,880
Tele2 AB - Class B	5,748	77,540
Vodafone Group PLC	237,158	432,475

		2,791,773

		23,979,432

Consumer Staples – 4.3%
Beverages – 0.9%
Anheuser-Busch InBev SA/NV	7,925	498,188
Asahi Group Holdings Ltd.	4,453	188,499
Brown-Forman Corp. - Class B	792	54,624
Budweiser Brewing Co. APAC Ltd.(b)	19,818	59,323
Carlsberg AS - Class B	858	131,582
Coca-Cola Amatil Ltd.	4,489	45,905
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	22,688
Coca-Cola Co. (The)	17,220	907,666
Coca-Cola HBC AG	2,301	73,136
Constellation Brands, Inc. - Class A	770	175,560
Diageo PLC	20,748	852,358
Heineken NV	2,984	306,331
Kirin Holdings Co., Ltd.	7,305	140,169
Molson Coors Beverage Co. - Class B(a)	800	40,920
Monster Beverage Corp.(a)	1,620	147,566
PepsiCo, Inc.	6,125	866,381
Pernod Ricard SA	1,885	352,833
Suntory Beverage & Food Ltd.	1,601	59,702
Treasury Wine Estates Ltd.	6,410	50,524

		4,973,955

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	5,808	173,486
Carrefour SA	5,660	102,478
Coles Group Ltd.	11,775	143,591
Costco Wholesale Corp.	1,965	692,623
Etablissements Franz Colruyt NV	96	5,723
J Sainsbury PLC	20,378	68,144
Jeronimo Martins SGPS SA	2,897	48,751
Koninklijke Ahold Delhaize NV	9,031	251,900
Kroger Co. (The)	3,420	123,086
Seven & i Holdings Co., Ltd.	6,694	270,313
Sundrug Co., Ltd.	39	1,429
Sysco Corp.	2,225	175,196
Tesco PLC	72,696	229,518
Tsuruha Holdings, Inc.	320	41,292
Walgreens Boots Alliance, Inc.	3,175	174,308
Walmart, Inc.	6,163	837,120
Wm Morrison Supermarkets PLC	27,684	69,627
Woolworths Group Ltd.	11,218	349,376

		3,757,961

Company	Shares	U.S. $ Value

Food Products – 1.0%
a2 Milk Co., Ltd. (The)(a)	6,019	$36,335
Ajinomoto Co., Inc.	5,373	110,140
Archer-Daniels-Midland Co.	2,475	141,075
Associated British Foods PLC(a)	3,365	111,797
Barry Callebaut AG	20	45,282
Campbell Soup Co.	875	43,986
Conagra Brands, Inc.	2,165	81,404
Danone SA	5,549	379,818
General Mills, Inc.	2,705	165,871
Hershey Co. (The)	650	102,804
Hormel Foods Corp.	1,250	59,725
JM Smucker Co. (The)	495	62,632
Kellogg Co.	1,115	70,580
Kerry Group PLC - Class A	1,489	185,960
Kikkoman Corp.	1,724	102,810
Kraft Heinz Co. (The)	2,878	115,120
Lamb Weston Holdings, Inc.	640	49,587
McCormick & Co., Inc./MD	1,100	98,076
MEIJI Holdings Co., Ltd.	1,318	84,755
Mondelez International, Inc. - Class A	6,345	371,373
Mowi ASA	5,059	125,649
Nestle SA	25,563	2,849,671
Nissin Foods Holdings Co., Ltd.	560	41,519
Tyson Foods, Inc. - Class A	1,275	94,732
Yakult Honsha Co., Ltd.	1,419	71,799
Yamazaki Baking Co., Ltd.	1,394	22,523

		5,625,023

Household Products – 0.7%
Church & Dwight Co., Inc.	1,076	93,989
Clorox Co. (The)	570	109,942
Colgate-Palmolive Co.	3,780	297,977
Essity AB - Class B	6,982	220,667
Henkel AG & Co. KGaA	918	90,948
Henkel AG & Co. KGaA (Preference Shares)	1,571	176,633
Kimberly-Clark Corp.	1,505	209,270
Lion Corp.	2,000	38,988
Pigeon Corp.	1,020	38,678
Procter & Gamble Co. (The)	11,020	1,492,439
Reckitt Benckiser Group PLC	6,309	564,720
Unicharm Corp.	3,585	150,536

		3,484,787

Personal Products – 0.6%
Beiersdorf AG	1,161	122,672
Estee Lauder Cos., Inc. (The) - Class A	990	287,942
Kao Corp.	4,269	282,474
Kobayashi Pharmaceutical Co., Ltd.	262	24,471
Kose Corp.	300	42,519
L’Oreal SA	2,239	857,719
Shiseido Co., Ltd.	3,554	239,021
Unilever PLC	23,323	1,301,417

		3,158,235

Tobacco – 0.4%
Altria Group, Inc.	8,240	421,558
British American Tobacco PLC	20,362	773,969
Imperial Brands PLC	9,340	191,479

Company	Shares	U.S. $ Value

Japan Tobacco, Inc.	10,653	$204,648
Philip Morris International, Inc.	6,900	612,306
Swedish Match AB	1,957	152,668

		2,356,628

		23,356,589

Materials – 2.8%
Chemicals – 1.5%
Air Liquide SA	4,236	691,637
Air Products & Chemicals, Inc.	1,000	281,340
Akzo Nobel NV	2,298	256,562
Albemarle Corp.	461	67,357
Arkema SA	794	96,158
Asahi Kasei Corp.	11,121	128,378
BASF SE	8,149	677,206
Celanese Corp. - Class A	508	76,103
CF Industries Holdings, Inc.	950	43,111
Corteva, Inc.	3,306	154,126
Covestro AG(b)	2,001	134,629
Croda International PLC	984	86,096
Dow, Inc.	3,256	208,189
DuPont de Nemours, Inc.	2,392	184,854
Eastman Chemical Co.	580	63,870
Ecolab, Inc.	1,100	235,477
EMS-Chemie Holding AG	80	71,465
Evonik Industries AG	2,375	84,039
FMC Corp.	580	64,154
Givaudan SA	87	335,580
ICL Group Ltd.ICL Group Ltd.	8,106	47,521
International Flavors & Fragrances, Inc.	1,109	154,827
Johnson Matthey PLC	1,188	49,349
JSR Corp.	1,800	54,475
Kansai Paint Co., Ltd.	1,580	42,263
Koninklijke DSM NV	1,984	335,411
LANXESS AG	740	54,615
Linde PLC	2,340	655,528
LyondellBasell Industries NV - Class A	1,099	114,351
Mitsubishi Chemical Holdings Corp.	14,738	110,691
Mitsui Chemicals, Inc.	1,640	51,902
Mosaic Co. (The)	1,510	47,731
Nippon Paint Holdings Co., Ltd.	8,430	121,760
Nissan Chemical Corp.	1,429	76,455
Nitto Denko Corp.	1,408	120,695
Novozymes A/S - Class B	1,608	102,891
PPG Industries, Inc.	1,050	157,773
Sherwin-Williams Co. (The)	375	276,754
Shin-Etsu Chemical Co., Ltd.	3,136	531,239
Sika AG	1,263	361,160
Solvay SA	651	81,021
Sumitomo Chemical Co., Ltd.	14,678	76,153
Symrise AG	1,121	136,013
Toray Industries, Inc.	15,963	103,061
Tosoh Corp.	2,791	53,454
Yara International ASA	2,038	106,169

		7,963,593

Construction Materials – 0.2%
CRH PLC	7,734	361,926
HeidelbergCement AG	1,561	141,829

Company	Shares	U.S. $ Value

James Hardie Industries PLC	3,639	$109,984
LafargeHolcim Ltd.(a)	4,647	273,266
Martin Marietta Materials, Inc.	277	93,022
Vulcan Materials Co.	565	95,344

		1,075,371

Containers & Packaging – 0.1%
AMCOR PLC	6,943	81,094
Avery Dennison Corp.	385	70,705
Ball Corp.	1,410	119,484
International Paper Co.	1,725	93,271
Packaging Corp. of America	425	57,154
Sealed Air Corp.	690	31,616
Smurfit Kappa Group PLC	2,414	113,266
Westrock Co.	1,127	58,660

		625,250

Metals & Mining – 0.9%
Anglo American PLC	10,645	416,941
Antofagasta PLC	2,599	60,539
ArcelorMittal SA(a)	6,520	187,655
BHP Group Ltd.	26,145	906,955
BHP Group PLC	18,730	539,274
BlueScope Steel Ltd.	4,460	65,815
Evolution Mining Ltd.	14,400	44,862
Fortescue Metals Group Ltd.	15,033	229,112
Freeport-McMoRan, Inc.(a)	6,445	212,234
Glencore PLC(a)	88,667	348,142
JFE Holdings, Inc.(a)	5,000	61,690
Newcrest Mining Ltd.	7,040	132,999
Newmont Corp.	3,531	212,813
Nippon Steel Corp.(a)	7,158	122,171
Norsk Hydro ASA	4,345	27,908
Northern Star Resources Ltd.	8,518	61,702
Nucor Corp.	1,310	105,154
Rio Tinto Ltd.	3,293	278,315
Rio Tinto PLC	9,954	759,371
South32 Ltd.	52,892	113,514
Sumitomo Metal Mining Co., Ltd.	2,682	116,225
voestalpine AG	1,337	55,369

		5,058,760

Paper & Forest Products – 0.1%
Mondi PLC	4,582	116,810
Oji Holdings Corp.	7,640	49,538
UPM-Kymmene Oyj	6,144	220,801

		387,149

		15,110,123

Utilities – 1.7%
Electric Utilities – 1.0%
Alliant Energy Corp.	1,088	58,926
American Electric Power Co., Inc.	2,185	185,069
Chubu Electric Power Co., Inc.	7,416	95,559
CLP Holdings Ltd.	18,903	184,053
Duke Energy Corp.	3,242	312,950

Company	Shares	U.S. $ Value

Edison International	1,685	$98,741
EDP - Energias de Portugal SA	31,472	179,758
Electricite de France SA(a)	7,145	95,844
Elia Group SA/NV	356	39,205
Endesa SA	2,965	78,579
Enel SpA	72,165	717,850
Entergy Corp.	875	87,036
Evergy, Inc.	985	58,637
Eversource Energy	1,510	130,751
Exelon Corp.	4,317	188,826
FirstEnergy Corp.	2,375	82,389
Iberdrola SA	54,284	700,639
Kansai Electric Power Co., Inc. (The)	8,006	86,800
Kyushu Electric Power Co., Inc.	642	6,340
Mercury NZ Ltd.	1,085	4,931
NextEra Energy, Inc.	8,690	657,051
NRG Energy, Inc.	1,060	39,994
Orsted AS(b)	1,747	282,080
Pinnacle West Capital Corp.	485	39,455
Power Assets Holdings Ltd.	15,969	94,520
PPL Corp.	3,415	98,489
Red Electrica Corp. SA	4,542	80,566
Southern Co. (The)	4,660	289,666
SSE PLC	9,730	195,096
Terna Rete Elettrica Nazionale SpA	12,480	94,250
Tohoku Electric Power Co., Inc.	4,920	46,522
Tokyo Electric Power Co. Holdings, Inc.(a)	12,840	42,922
Xcel Energy, Inc.	2,330	154,968

		5,508,462

Gas Utilities – 0.2%
APA Group	13,346	101,904
Atmos Energy Corp.	542	53,577
Enagas SA	2,865	62,373
Hong Kong & China Gas Co., Ltd.	122,741	194,617
Naturgy Energy Group SA	2,526	62,020
Osaka Gas Co., Ltd.	4,317	84,245
Snam SpA	15,010	83,214
Toho Gas Co., Ltd.	851	52,514
Tokyo Gas Co., Ltd.	4,329	96,445

		790,909

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	2,925	78,419
Meridian Energy Ltd.	14,751	55,609
Uniper SE	1,795	65,020

		199,048

Multi-Utilities – 0.5%
AGL Energy Ltd.	7,355	54,069
Ameren Corp.	1,060	86,242
CenterPoint Energy, Inc.	2,405	54,473
CMS Energy Corp.	1,270	77,749
Consolidated Edison, Inc.	1,490	111,452
Dominion Energy, Inc.	3,620	274,975
DTE Energy Co.	820	109,175
E.ON SE	19,924	232,194
Engie SA(a)	16,505	234,459

Company	Shares	U.S. $ Value

National Grid PLC	30,060	$356,829
NiSource, Inc.	1,705	41,107
Public Service Enterprise Group, Inc.	2,245	135,171
RWE AG	5,603	219,872
Sempra Energy	1,250	165,725
Suez SA	3,260	69,044
United Utilities Group PLC	7,540	96,349
Veolia Environnement SA	6,203	159,135
WEC Energy Group, Inc.	1,368	128,031

		2,606,051

Water Utilities – 0.0%
American Water Works Co., Inc.	821	123,084
Severn Trent PLC	2,739	87,121

		210,205

		9,314,675

Energy – 1.6%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	3,050	65,911
Halliburton Co.	3,900	83,694
NOV, Inc.(a)	1,725	23,667
Schlumberger NV	6,170	167,762

		341,034

Oil, Gas & Consumable Fuels – 1.5%
APA Corp.	1,665	29,804
BP PLC	179,833	730,473
Cabot Oil & Gas Corp.	1,740	32,677
Chevron Corp.	8,531	893,963
ConocoPhillips	5,981	316,814
Devon Energy Corp.	1,680	36,708
Diamondback Energy, Inc.	678	49,826
ENEOS Holdings, Inc.	27,225	123,516
Eni SpA	22,383	275,808
EOG Resources, Inc.	2,580	187,127
Equinor ASA	8,955	174,799
Exxon Mobil Corp.	18,800	1,049,604
Hess Corp.	1,190	84,204
HollyFrontier Corp.	650	23,257
Idemitsu Kosan Co., Ltd.	1,072	27,674
Inpex Corp.	11,643	79,614
Kinder Morgan, Inc.	8,649	144,006
Lundin Energy AB	2,139	67,276
Marathon Oil Corp.	3,485	37,220
Marathon Petroleum Corp.	2,851	152,500
Neste Oyj	4,921	261,333
Occidental Petroleum Corp.	3,686	98,121
Oil Search Ltd.	17,520	54,778
OMV AG	1,396	70,745
ONEOK, Inc.	1,968	99,699
Origin Energy Ltd.	20,273	72,633
Phillips 66	1,940	158,188
Pioneer Natural Resources Co.	715	113,556
Repsol SA	15,687	194,706
Royal Dutch Shell PLC - Class A	36,385	707,286
Royal Dutch Shell PLC - Class B	32,873	605,108
Santos Ltd.	20,382	110,321

Company	Shares	U.S. $ Value

TOTAL SE	22,451	$1,046,660
Valero Energy Corp.	1,795	128,522
Williams Cos., Inc. (The)	5,378	127,405
Woodside Petroleum Ltd.	8,507	155,490

		8,521,421

		8,862,455

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	532	87,408
American Tower Corp.	1,975	472,143
Ascendas Real Estate Investment Trust	36,711	83,393
AvalonBay Communities, Inc.	595	109,783
Boston Properties, Inc.	600	60,756
British Land Co. PLC (The)	9,308	64,758
CapitaLand Integrated Commercial Trust	29,724	48,096
Covivio	553	47,297
Crown Castle International Corp.	1,920	330,490
Daiwa House REIT Investment Corp.	20	53,742
Dexus	12,575	93,503
Digital Realty Trust, Inc.	1,228	172,952
Duke Realty Corp.	1,628	68,262
Equinix, Inc.	430	292,224
Equity Residential	1,480	106,012
Essex Property Trust, Inc.	278	75,572
Extra Space Storage, Inc.	533	70,649
Federal Realty Investment Trust	272	27,594
Gecina SA	528	72,680
GLP J-Reit(a)	41	67,372
Goodman Group	14,742	203,563
GPT Group (The)	22,423	78,660
Healthpeak Properties, Inc.	2,380	75,541
Host Hotels & Resorts, Inc.(a)	3,120	52,572
Iron Mountain, Inc.(c)	1,248	46,188
Japan Metropolitan Fund Invest	60	61,468
Japan Real Estate Investment Corp.	16	94,550
Kimco Realty Corp.	1,910	35,812
Klepierre SA	2,231	51,928
Land Securities Group PLC	6,238	59,315
Link REIT	23,783	216,990
Mapletree Commercial Trust	24,747	39,100
Mapletree Logistics Trust	30,622	44,031
Mid-America Apartment Communities, Inc.	496	71,603
Mirvac Group	45,284	86,384
Nippon Building Fund, Inc.	15	88,392
Nippon Prologis REIT, Inc.	25	80,389
Nomura Real Estate Master Fund, Inc.	49	73,774
Orix JREIT, Inc.	21	36,576
Prologis, Inc.	3,279	347,574
Public Storage	700	172,732
Realty Income Corp.	1,558	98,933
Regency Centers Corp.	683	38,733
SBA Communications Corp.	490	135,999
Scentre Group	40,464	87,123
Segro PLC	11,368	146,910
Simon Property Group, Inc.	1,456	165,649
Stockland	27,447	92,137
UDR, Inc.	1,278	56,053
Ventas, Inc.	1,661	88,598

Company	Shares	U.S. $ Value

Vornado Realty Trust	685	$31,092
Welltower, Inc.	1,835	131,441
Weyerhaeuser Co.	3,298	117,409

		5,611,905

Real Estate Management & Development – 0.5%
Aeon Mall Co., Ltd.	1,178	20,552
Aroundtown SA	8,860	63,100
Azrieli Group Ltd.	489	30,217
CapitaLand Ltd.	29,564	82,836
CBRE Group, Inc. - Class A(a)	1,465	115,896
City Developments Ltd.	5,233	31,124
CK Asset Holdings Ltd.	29,761	181,173
Daito Trust Construction Co., Ltd.	748	86,913
Daiwa House Industry Co., Ltd.	5,019	147,303
Deutsche Wohnen SE	2,994	139,665
Fastighets AB Balder - Class B(a)	121	5,990
Hongkong Land Holdings Ltd.	12,626	62,097
LEG Immobilien SE	795	104,572
Lendlease Corp Ltd.	6,115	60,291
Mitsubishi Estate Co., Ltd.	10,492	183,730
Mitsui Fudosan Co., Ltd.	8,129	185,304
Sino Land Co., Ltd.	36,047	50,306
Sumitomo Realty & Development Co., Ltd.	3,562	126,178
Sun Hung Kai Properties Ltd.	15,000	227,128
Swire Pacific Ltd. - Class A	5,731	43,172
Swire Properties Ltd.	13,468	41,805
Swiss Prime Site AG	875	80,778
Unibail-Rodamco-Westfield(a)	1,593	127,278
Vonovia SE	4,770	311,716

		2,509,124

		8,121,029

Total Common Stocks (cost $164,032,532)		294,084,952

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 35.4%
United States – 35.4%
U.S. Treasury Bonds 1.25%, 05/15/2050	$730	549,097
1.375%, 08/15/2050	460	357,955
1.625%, 11/15/2050	2,063	1,712,686
2.00%, 02/15/2050	915	834,223
2.25%, 08/15/2046-08/15/2049	7,073	6,840,113
2.375%, 11/15/2049	1,045	1,035,337
2.50%, 02/15/2045-05/15/2046	598	608,587
2.75%, 08/15/2042-08/15/2047	1,177	1,257,511
2.875%, 05/15/2043-05/15/2049	6,862	7,474,098
3.00%, 05/15/2045-02/15/2049	4,154	4,640,597
3.125%, 11/15/2041-02/15/2043	2,825	3,206,731
3.50%, 02/15/2039	23	27,496
3.625%, 08/15/2043	3,658	4,475,334
3.75%, 08/15/2041-11/15/2043	399	496,060

	Principal Amount (000)	U.S. $ Value

3.875%, 08/15/2040	$280	$352,144
4.25%, 05/15/2039	240	314,550
4.375%, 11/15/2039-05/15/2041	1,258	1,679,889
4.50%, 08/15/2039	317	428,099
4.75%, 02/15/2037-02/15/2041	1,127	1,549,900
5.25%, 11/15/2028	690	877,809
5.375%, 02/15/2031	650	868,156
5.50%, 08/15/2028	1,383	1,775,426
6.00%, 02/15/2026	2,846	3,536,155
6.125%, 11/15/2027	732	956,061
6.25%, 08/15/2023-05/15/2030	804	1,089,111
6.875%, 08/15/2025	849	1,071,067
7.25%, 08/15/2022	775	850,199
7.625%, 02/15/2025	295	374,189
U.S. Treasury Notes 0.125%, 11/30/2022	1,419	1,418,457
0.25%, 06/30/2025-09/30/2025	11,518	11,251,562
0.375%, 04/30/2025-01/31/2026	6,679	6,546,270
0.50%, 03/31/2025-02/28/2026	2,199	2,157,513
0.625%, 05/15/2030-08/15/2030	3,823	3,468,300
0.875%, 11/15/2030	3,725	3,442,318
1.125%, 02/15/2031	864	815,441
1.25%, 08/31/2024	1,994	2,045,096
1.375%, 08/31/2023	1,651	1,696,660
1.50%, 09/30/2024-02/15/2030	9,529	9,786,844
1.625%, 08/15/2022-08/15/2029	13,960	14,301,059
1.75%, 03/31/2022-11/15/2029	15,661	16,070,186
1.875%, 08/31/2022-10/31/2022	4,771	4,893,135
2.00%, 02/15/2022-11/15/2026	21,805	22,782,288
2.125%, 11/30/2023-05/15/2025	13,005	13,698,070
2.25%, 04/30/2024-11/15/2027	8,410	8,914,282
2.375%, 08/15/2024-05/15/2029	4,221	4,490,184
2.50%, 08/15/2023-05/15/2024	5,883	6,243,787
2.625%, 02/15/2029	821	887,450
2.75%, 11/15/2023-02/15/2028	3,400	3,626,892
2.875%, 10/31/2023-05/15/2028	2,273	2,447,761
3.125%, 11/15/2028	1,655	1,849,909

Total Governments - Treasuries (cost $185,901,863)		192,072,044

	Shares

INVESTMENT COMPANIES – 5.0%
Funds and Investment Trusts – 5.0%(d)
Vanguard Global ex-U.S. Real Estate ETF(c)	244,174	13,615,142
Vanguard Real Estate ETF(c)	148,363	13,628,625

Total Investment Companies (cost $24,347,049)		27,243,767

RIGHTS – 0.0%
Utilities – 0.0%
Gas Utilities – 0.0%
Snam SpA, expiring 06/06/2021(a) (e) (f) (cost $0)	15,010	15

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (g) (h) (cost $19,575,825)	19,575,825	$19,575,825

	Principal Amount (000)

U.S. Treasury Bills – 0.1%
U.S. Treasury Bill Zero Coupon, 04/27/2021 (cost $589,984)	$590	589,994

Total Short-Term Investments (cost $20,165,809)		20,165,819

Total Investments Before Security Lending Collateral for Securities Loaned – 98.2% (cost $394,447,253)		533,566,597

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (g) (h) (cost $635,105)	635,105	635,105

Total Investments – 98.3% (cost $395,082,358)(i)		534,201,702
Other assets less liabilities – 1.7%		9,088,279

Net Assets – 100.0%		$543,289,981

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	173	June 2021	$18,148,524	$(80,049)
Canadian 10 Yr Bond Futures	92	June 2021	10,159,020	(179,041)
MSCI EAFE Futures	5	June 2021	548,000	(1,029)
MSCI Emerging Markets Futures	406	June 2021	26,846,750	(213,990)
MSCI Singapore IX ETS Futures	238	April 2021	6,333,043	35,890
OMXS30 Index Futures	279	April 2021	6,987,419	100,654
Russell 2000 E-Mini Futures	140	June 2021	15,557,500	(427,531)
S&P Mid 400 E Mini Futures	61	June 2021	15,892,330	(5,806)
TOPIX Index Futures	8	June 2021	1,411,786	(15,945)
Sold Contracts
Euro STOXX 50 Index Futures	137	June 2021	6,211,111	(142,726)
FTSE 100 Index Futures	69	June 2021	6,353,764	45,089

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Futures	66	June 2021	$13,092,420	$(115,718)
SPI 200 Futures	70	June 2021	8,993,452	38,985
U.S. T-Note 10 Yr (CBT) Futures	48	June 2021	6,285,000	66,106

				$(895,111)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	2,702	USD	2,160	06/16/2021	$10,003
BNP Paribas SA	CAD	7,292	USD	5,802	06/16/2021	(1,277)
BNP Paribas SA	JPY	390,235	USD	3,591	06/16/2021	64,248
BNP Paribas SA	SEK	19,152	USD	2,250	06/16/2021	55,229
BNP Paribas SA	USD	3,155	CAD	3,991	06/16/2021	21,037
BNP Paribas SA	USD	1,996	NZD	2,787	06/16/2021	(49,871)
Citibank, NA	SEK	8,267	USD	994	06/16/2021	47,034
Citibank, NA	USD	1,815	CAD	2,304	06/16/2021	18,940
Deutsche Bank AG	AUD	6,719	USD	5,125	06/04/2021	19,806
Deutsche Bank AG	USD	485	AUD	636	06/04/2021	(1,641)
HSBC Bank USA	GBP	651	USD	909	04/09/2021	11,201
JPMorgan Chase Bank, NA	CAD	4,230	USD	3,337	06/16/2021	(28,823)
JPMorgan Chase Bank, NA	CHF	1,768	USD	1,905	06/16/2021	30,420
JPMorgan Chase Bank, NA	EUR	9,719	USD	11,728	06/16/2021	313,622
JPMorgan Chase Bank, NA	GBP	1,284	USD	1,786	06/16/2021	14,957
JPMorgan Chase Bank, NA	GBP	5,115	USD	6,987	06/16/2021	(65,834)
JPMorgan Chase Bank, NA	JPY	1,069,246	USD	10,064	06/16/2021	400,695
JPMorgan Chase Bank, NA	SEK	40,927	USD	4,933	06/16/2021	243,628
JPMorgan Chase Bank, NA	USD	7,263	CAD	9,218	06/16/2021	72,011
JPMorgan Chase Bank, NA	USD	7,019	NOK	59,525	06/16/2021	(59,591)
JPMorgan Chase Bank, NA	USD	9,849	SEK	82,869	06/16/2021	(353,947)
Morgan Stanley Capital Services, Inc.	CHF	7,243	USD	7,825	05/06/2021	154,751
Morgan Stanley Capital Services, Inc.	USD	4,087	JPY	444,655	06/16/2021	(68,364)
Natwest Markets PLC	GBP	572	USD	782	06/16/2021	(6,673)
Natwest Markets PLC	JPY	182,651	USD	1,723	06/16/2021	72,233
State Street Bank & Trust Co.	USD	898	GBP	651	04/09/2021	7
State Street Bank & Trust Co.	USD	560	SEK	4,871	04/15/2021	(2,144)
State Street Bank & Trust Co.	USD	1,099	CHF	1,030	05/06/2021	(7,885)
State Street Bank & Trust Co.	USD	5,750	EUR	4,879	05/27/2021	(22,358)
State Street Bank & Trust Co.	NZD	570	USD	408	06/16/2021	10,035
State Street Bank & Trust Co.	SEK	3,803	USD	458	06/16/2021	21,851
State Street Bank & Trust Co.	USD	972	GBP	705	06/16/2021	14
State Street Bank & Trust Co.	USD	4,201	JPY	459,595	06/16/2021	(47,363)
UBS AG	EUR	6,046	USD	7,229	05/27/2021	130,779

						$996,730

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $2,355,845 or 0.4% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $152,608,990 and gross unrealized depreciation of investments was $(13,388,027), resulting in net unrealized appreciation of $139,220,963.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

COUNTRY BREAKDOWN[1] March 31, 2021 (unaudited)
69.1%	United States
6.7%	Japan
3.7%	United Kingdom
3.0%	France
2.5%	Germany
2.5%	Switzerland
2.1%	Australia
1.2%	Netherlands
0.9%	Sweden
0.8%	Hong Kong
0.6%	Denmark
0.6%	Spain
0.6%	Italy
1.9%	Other
3.8%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.3% or less in the following: Austria, Belgium, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore and South Africa.

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$40,210,773	$13,194,253	$—	$53,405,026
Financials	17,045,497	25,087,385	—	42,132,882
Consumer Discretionary	19,078,167	18,196,193	—	37,274,360
Health Care	19,797,383	17,230,754	—	37,028,137
Industrials	13,226,413	22,273,831	—	35,500,244
Communication Services	16,413,199	7,566,233	—	23,979,432
Consumer Staples	9,248,712	14,107,877	—	23,356,589
Materials	4,016,096	11,094,027	—	15,110,123
Utilities	3,922,128	5,392,547	—	9,314,675
Energy	4,104,235	4,758,220	—	8,862,455
Real Estate	3,655,670	4,465,359	—	8,121,029
Governments - Treasuries	—	192,072,044	—	192,072,044
Investment Companies	27,243,767	—	—	27,243,767
Rights	—	—	15	15
Short-Term Investments:
Investment Companies	19,575,825	—	—	19,575,825
U.S. Treasury Bills	—	589,994	—	589,994
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	635,105	—	—	635,105

Total Investments in Securities	198,172,970	336,028,717	15	534,201,702
Other Financial Instruments(a):
Assets:
Futures	286,724	—	—	286,724
Forward Currency Exchange Contracts	—	1,712,501	—	1,712,501
Liabilities:
Futures	(1,181,835)	—	—	(1,181,835)
Forward Currency Exchange Contracts	—	(715,771)	—	(715,771)

Total	$197,277,859	$337,025,447	$15	$534,303,321

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,201	$40,326	$24,951	$19,576	$0	**
Government Money Market Portfolio*	67	4,337	3,769	635	0	**
Total	$4,268	$44,663	$28,720	$20,211	$0

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.